CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)		$ (6,552,000)	$ (12,678,000)	$ (6,560,000)
Changes in operating assets and liabilities:
Accrued expenses		8,039,000	525,000	133,000
Net Cash Used in Operating Activities		(4,592,000)	(5,473,000)	(11,761,000)
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities		(1,227,000)	(487,000)	(362,000)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		24,248,000	39,753,000	29,171,000
Repayment of promissory note - related party		(24,948,000)	(41,711,000)	(24,567,000)
Net Cash Provided by Financing Activities		4,530,000	8,492,000	4,503,000
Cash and cash equivalents and restricted cash, beginning		4,102,000	1,570,000	9,190,000
Cash and cash equivalents and restricted cash, ending	$ 2,813,000	2,813,000	4,102,000	1,570,000
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Cash Flows from Operating Activities:
Net income (loss)		(3,542,687)	3,478,202
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(1,818,650)	(5,531,557)
Changes in operating assets and liabilities:
Prepaid income taxes		(35,510)	(120,579)
Prepaid expenses		87,750	(96,208)
Accrued expenses		3,009,872	214,813
Net Cash Used in Operating Activities		(2,299,225)	(2,055,329)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(305,573,220)
Cash withdrawn from Trust Account for franchise and income taxes	(2,023,749)	759,347	1,264,402
Net Cash Used in Investing Activities		759,347	(304,308,818)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			299,461,755
Proceeds from sale of Private Placement Warrants			9,111,465
Repayment of advances from related party			(77,389)
Proceeds from promissory note - related party			79,500
Repayment of promissory note - related party		(400,000)	(400,000)
Payment of offering costs			(222,351)
Net Cash Provided by Financing Activities			307,952,980
Net Change in Cash		(1,539,878)	1,588,833
Cash and cash equivalents and restricted cash, beginning		1,600,833	12,000
Cash and cash equivalents and restricted cash, ending	$ 60,955	60,955	1,600,833	$ 12,000
Supplemental cash flow information:
Cash paid for income taxes		376,000	1,241,100
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption			292,267,800
Change in value of Class A common stock subject to possible redemption		$ (3,542,680)	3,480,310
Deferred underwriting fee payable			10,695,063
Payment of offering costs through promissory note and advances			$ 114,135